Condensed financial information of the parent company - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 39,133,539	$ 5,511,844	¥ (361,964,123)	¥ 589,074,078
Adjustments to reconcile net income to net cash used in operating activities:
Losses/(income) from equity method investments	(3,207,384)	(451,751)	(13,998,022)	221,798,009
Share-based compensation expense	4,935,782	695,190	24,053,760	35,344,620
Income from the repurchase of convertible senior notes			(10,028,456)	(12,046,522)
Investment income of short-term Investments	(13,304,022)	(1,873,832)	41,288,248	(17,213,203)
Foreign exchange loss net	2,931,704	412,922	(250,234)	51,356
Changes in operating assets and liabilities:
Net cash provided by operating activities	352,019,561	49,580,918	260,871,457	922,065,011
Net cash (used in)/provided by investing activities	3,895,444,173	548,661,837	1,884,829,256	(246,579,999)
Net cash (used in)/provided by financing activities	(565,971,561)	(79,715,427)	(834,990,791)	(84,191,985)
Effect of exchange rate changes on cash and cash equivalents	12,538,338	1,765,987	18,618,221	(20,835,203)
Net increase in cash and cash equivalents, and restricted cash and cash equivalents	3,694,030,511	520,293,315	1,329,328,143	570,457,824
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	3,572,747,991	503,211,030	2,243,419,848	1,672,962,024
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	7,266,778,502	1,023,504,345	3,572,747,991	2,243,419,848
Parent Company | Reportable legal entity
Cash flows from operating activities:
Net income/(loss)	39,133,539	5,511,844	(361,964,123)	589,074,078
Adjustments to reconcile net income to net cash used in operating activities:
Losses/(income) from equity method investments	244,411,613	34,424,656	121,864,519	292,443,982
Contractual interests in VIEs and VIEs' subsidiaries	(174,783,286)	(24,617,711)	198,678,694	(931,964,165)
Share-based compensation expense	4,935,782	695,190	24,053,760	35,344,620
Income from the repurchase of convertible senior notes			(10,028,456)	(12,046,522)
Accrued interest of convertible senior notes			(1,732,915)	(15,982,460)
Investment income of short-term Investments	138,739,373	19,541,031	67,907,228	4,264,330
Foreign exchange loss net	545,948	76,895	(404,232)	(352,492)
Changes in operating assets and liabilities:
Receivables from related party				(97,924)
Payable to employees	(405,208)	(57,072)	(66,077)	762
Other current payables	2,935,558	413,465	2,937,392	(4,184,856)
Net cash provided by operating activities	256,323,735	36,102,442	44,843,774	(11,537,251)
Net cash (used in)/provided by investing activities	29,180,599	4,110,001	908,576,201	(132,143,216)
Net cash (used in)/provided by financing activities	(420,660,054)	(59,248,729)	(834,990,790)	(127,088,249)
Effect of exchange rate changes on cash and cash equivalents	(10,899,643)	(1,535,182)	(117,327,970)	15,864,881
Net increase in cash and cash equivalents, and restricted cash and cash equivalents	(146,055,363)	(20,571,468)	1,101,215	(254,903,835)
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	559,373,169	78,786,063	558,271,954	813,175,789
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	¥ 413,317,806	$ 58,214,595	¥ 559,373,169	¥ 558,271,954